GENERAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)
Baotou Aluminum
GENERAL INFORMATION
Registered capital		¥ 2,245,510
Percentage of equity attributable to the Company	74.33%	74.33%
Chalco Trading
GENERAL INFORMATION
Registered capital		¥ 1,731,111
Percentage of equity attributable to the Company	100.00%	100.00%
Shanxi Huasheng
GENERAL INFORMATION
Registered capital		¥ 1,000,000
Percentage of equity attributable to the Company	51.00%	51.00%
Shanxi New Material
GENERAL INFORMATION
Registered capital		¥ 4,279,601
Percentage of equity attributable to the Company	85.98%	85.98%
Zunyi Aluminum Co., Ltd.
GENERAL INFORMATION
Registered capital		¥ 600,970
Percentage of equity attributable to the Company	62.10%	62.10%
Zunyi Alumina
GENERAL INFORMATION
Registered capital		¥ 1,400,000
Percentage of equity attributable to the Company	73.28%	73.28%
Shandong Huayu
GENERAL INFORMATION
Registered capital		¥ 1,627,697
Percentage of equity attributable to the Company	55.00%	55.00%
Chalco Hong Kong
GENERAL INFORMATION
Registered capital | $	$ 849,940
Percentage of equity attributable to the Company	100.00%	100.00%
Chalco Mining
GENERAL INFORMATION
Registered capital		¥ 4,028,859
Percentage of equity attributable to the Company	18.86%	18.86%
Chalco Energy Co., Ltd.
GENERAL INFORMATION
Registered capital		¥ 819,993
Percentage of equity attributable to the Company	100.00%	100.00%
Ningxia Energy
GENERAL INFORMATION
Registered capital		¥ 5,025,800
Percentage of equity attributable to the Company	70.82%	70.82%
Guizhou Huajin
GENERAL INFORMATION
Registered capital		¥ 1,000,000
Percentage of equity attributable to the Company	60.00%	60.00%
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd
GENERAL INFORMATION
Registered capital		¥ 214,858
Percentage of equity attributable to the Company	100.00%	100.00%
Chalco Shandong
GENERAL INFORMATION
Registered capital		¥ 3,808,995
Percentage of equity attributable to the Company	69.20%	69.20%
Zhongzhou Aluminum
GENERAL INFORMATION
Registered capital		¥ 5,071,235
Percentage of equity attributable to the Company	63.10%	63.10%
China Aluminum Logistics Group Corporation Co., Ltd.
GENERAL INFORMATION
Registered capital		¥ 558,752
Percentage of equity attributable to the Company	100.00%	100.00%
Xinghua Technology
GENERAL INFORMATION
Registered capital		¥ 270,000
Percentage of equity attributable to the Company	33.00%	33.00%
Percentage of indirect equity attributable to the Company	33.00%	33.00%
Chinalco Shanghai
GENERAL INFORMATION
Registered capital		¥ 968,300
Percentage of equity attributable to the Company	100.00%	100.00%